RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2021
RELATED PARTY TRANSACTIONS

16.	RELATED PARTY TRANSACTIONS

Compensation to key management personnel were as follows:

	2021	2020	2019
Salaries	$1,782,297	$1,501,058	$1,251,277
Share-based payments (1)	2,077,333	2,144,930	2,135,579
Total	$3,859,630	$3,645,988	$3,386,856

(1)	Share-based payments are the fair value of options granted to key management personnel and expensed during the various years as calculated using the Black-Scholes model.

All transactions with related parties have occurred in the normal course of operations and are measured at the exchange amounts, which are the amounts of consideration established and agreed to by the related parties.